Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	AOCI Attributable to Parent [Member]
Balances at Dec. 31, 2021						$ 58,614,173		$ (65,703,954)	$ (7,089,781)
Balance, shares at Dec. 31, 2021				104
Issuance of common stock in public offering						9,347,450			9,347,450
Issuance of common stock in public offering (in shares)				299
Issuance of common stock and exercise of pre-funded warrants in public offering						9,999,996			9,999,996
Issuance of common stock and exercise of pre-funded warrants in public offering (in shares)				1,455
Offering costs						(2,921,646)			(2,921,646)
Common stock issued in connection with business combination						1,000,000			1,000,000
Common stock issued in connection with business combination (in shares)				73
Common stock issued pursuant to consulting agreement						123,000			123,000
Common stock issued pursuant to consulting agreement (in shares)				1
Warrant and common shares issued with notes						1,368,741			1,368,741
Warrant and common shares issued with notes (in shares)				48
Conversion of notes and derivative liability into common stock						11,983,389			11,983,389
Conversion of notes and derivative liability into common stock (in shares)				1,596
Conversion of venture debt into Series A convertible preferred stock	$ 1					6,299,999			6,300,000
Conversion of venture debt into Series A convertible preferred stock (in shares)	6,300
Stock-based compensation						479,038			479,038
Net loss								(38,043,362)	(38,043,362)
Balances at Dec. 31, 2022	$ 1					96,294,141	$ 96,294,141	(103,747,316)	(7,453,174)	$ (103,747,316)
Balance, shares at Dec. 31, 2022	6,300			3,575	3,575
Offering costs							(536,927)		(536,927)
Stock-based compensation							105,594		105,594
Net loss									(6,136,349)	(6,136,349)
Shares issued for services							499,338		499,338
Shares issued for services, shares					95
Shares and warrants issued with notes							658,494		658,494
Shares and warrants issued with notes, shares					88
Issuance of common stock pursuant to private placement							5,000,003		5,000,003
Issuance of common stock pursuant to private placement, shares					1,022
Balances at Mar. 31, 2023	$ 1						102,020,643		(7,863,021)	(109,883,665)
Balance, shares at Mar. 31, 2023	6,300				4,781
Balances at Dec. 31, 2022	$ 1					96,294,141	96,294,141	(103,747,316)	(7,453,174)	(103,747,316)
Balance, shares at Dec. 31, 2022	6,300			3,575	3,575
Net loss									(6,528,082)
Balances at Sep. 30, 2023	$ 1		$ 1				115,496,741		5,221,344	(110,275,398)
Balance, shares at Sep. 30, 2023	6,300		5,761		11,563
Balances at Dec. 31, 2022	$ 1					96,294,141	96,294,141	(103,747,316)	(7,453,174)	(103,747,316)
Balance, shares at Dec. 31, 2022	6,300			3,575	3,575
Stock-based compensation						408,810			408,810
Net loss								(10,247,133)	(10,247,133)
Common shares issued for cash						4,463,076			$ 4,463,076
Common shares issued for cash, shares				1,022					25,543
Shares issued for services						499,338			$ 499,338
Shares issued for services, shares				95
Shares and warrants issued with notes						658,494			658,494
Shares and warrants issued with notes, shares				88
Conversion of loan into common stock			$ 1			5,759,176			5,759,177
Conversion of loan into common stock, shares			5,761
Issuance of Series B preferred stock						25,000			25,000
Issuance of Series B preferred stock (in shares)		1
Issuance of common stock pursuant to disposition						1,357,043			1,357,043
Issuance of common stock pursuant to disposition, shares				1,562
Cancellation of Series B preferred stock						(25,000)			(25,000)
Cancellation of Series B preferred stock (in shares)		(1)
Common stock issued for services						1,157,090			1,157,090
Common stock issued for services (in shares)				2,103
Exercise of warrants						1,167,566			1,167,566
Exercise of warrants (in shares)				2,476
Issuance of common stock pursuant to private placement, net of offering cost				$ 2		3,832,303			3,832,305
Issuance of common stock pursuant to private placement, net of offering costs (in shares)				10,278
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares			(975)	1,088
Balances at Dec. 31, 2023	$ 1		$ 1	$ 2	$ 2	115,597,037	115,597,037	(113,994,449)	1,602,592	(113,994,449)
Balance, shares at Dec. 31, 2023	6,300		4,786	22,287	22,287
Balances at Mar. 31, 2023	$ 1						102,020,643		(7,863,021)	(109,883,665)
Balance, shares at Mar. 31, 2023	6,300				4,781
Stock-based compensation							101,500		101,500
Net loss									5,044,261	5,044,261
Issuance of Series B preferred stock							25,000		25,000
Issuance of common stock pursuant to disposition							1,357,043		1,357,043
Issuance of common stock pursuant to disposition, shares					1,562
Cancellation of notes and issuance of preferred stock			$ 1				5,759,177		5,759,177
Cancellation of notes and issuance of preferred stock, shares			5,761
Balances at Jun. 30, 2023	$ 1		$ 1				109,262,363		4,423,960	(104,839,404)
Balance, shares at Jun. 30, 2023	6,300		5,761		6,343
Stock-based compensation							101,417		101,417
Net loss									(5,435,994)	(5,435,994)
Shares issued for services							1,157,090		1,157,090
Shares issued for services, shares					2,103
Cancellation of Series B preferred stock							(25,000)		(25,000)
Issuance of common stock pursuant to private placement, net of offering cost							3,832,305		3,832,305
Issuance of common stock pursuant to private placement, net of offering costs (in shares)					640
Exercise of Warrants							1,167,566		1,167,566
Exercise of warrants (in shares)					2,476
Balances at Sep. 30, 2023	$ 1		$ 1				115,496,741		5,221,344	(110,275,398)
Balance, shares at Sep. 30, 2023	6,300		5,761		11,563
Balances at Dec. 31, 2023	$ 1		$ 1	$ 2	$ 2	115,597,037	115,597,037	(113,994,449)	1,602,592	(113,994,449)
Balance, shares at Dec. 31, 2023	6,300		4,786	22,287	22,287
Stock-based compensation							100,299		100,299
Net loss									(683,735)	(683,735)
Common shares issued for cash					$ 1		1,736,205		1,736,206
Common shares issued for cash, shares					8,898
Shares issued for services							224,265		224,265
Shares issued for services, shares					1,372
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares			(1,547)		1,726
Balances at Mar. 31, 2024	$ 1		$ 1		$ 3		117,657,807		2,979,627	(114,678,185)
Balance, shares at Mar. 31, 2024	6,300		3,239		34,283
Balances at Dec. 31, 2023	$ 1		$ 1	$ 2	$ 2	$ 115,597,037	115,597,037	$ (113,994,449)	1,602,592	(113,994,449)
Balance, shares at Dec. 31, 2023	6,300		4,786	22,287	22,287
Net loss									(7,735,452)
Shares issued for services					$ 312,634
Shares issued for services, shares					2,582
Balances at Sep. 30, 2024	$ 1		$ 1		$ 7		121,748,939		19,046	(121,729,902)
Balance, shares at Sep. 30, 2024	6,300		1,344		75,397
Balances at Mar. 31, 2024	$ 1		$ 1		$ 3		117,657,807		2,979,627	(114,678,185)
Balance, shares at Mar. 31, 2024	6,300		3,239		34,283
Stock-based compensation							67,901		67,901
Net loss									(3,510,481)	(3,510,481)
Common shares issued for cash					$ 1		2,877,474		2,877,475
Common shares issued for cash, shares					7,575
Conversion of loan into common stock							313,816		313,816
Conversion of loan into common stock, shares					2,120
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares			(1,495)		1,668
Balances at Jun. 30, 2024	$ 1		$ 1		$ 4		120,916,999		2,728,339	(118,188,666)
Balance, shares at Jun. 30, 2024	6,300		1,744		45,647
Stock-based compensation							1,061		1,061
Net loss									(3,541,237)	(3,541,237)
Common shares issued for cash					$ 3		742,510		742,513
Common shares issued for cash, shares					28,094
Shares issued for services							88,369		88,369
Shares issued for services, shares					1,211
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares			(400)		446
Balances at Sep. 30, 2024	$ 1		$ 1		$ 7		$ 121,748,939		$ 19,046	$ (121,729,902)
Balance, shares at Sep. 30, 2024	6,300		1,344		75,397